Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of income before income taxes

	Year ended December 31,
	2019	2020	2021

Income/(loss) before income tax expense
Income/(loss) from China operations	$(89,150)	$154,514	$153,708
Income/(loss) from non-China operations	19,079	(57,815)	(22,141)

Total income/(loss) before income tax expense from continuing operations	$(70,071)	$96,699	$131,567

Income tax expense applicable to China operations
Current tax	$9,026	$24,255	$31,089
Deferred tax	11,191	102,652	26,207

Subtotal income tax expense applicable to China operations	20,217	126,907	57,296
Non-China income tax expense	7,887	6,207	4,817
Non-China withholding tax expense	324	112	183

Total income tax expense from continuing operations	$28,428	$133,226	$62,296

Combined effects of the income tax exemption and reduction available

	Year Ended December 31,
	2019	2020	2021

Tax holiday effect	$7,981	$16,174	$1,635
Basic net income per share effect	0.20	0.41	0.04

Reconciliation between the U.S. federal statutory rate and the Group's effective tax rate

	Year Ended December 31,
	2019	2020	2021

Statutory Rate:	25%	25%	25%
Effect of tax holidays applicable to subsidiaries and consolidated VIEs (1)	11%	(17%)	(1%)
Tax differential from statutory rate applicable to subsidiaries and consolidated VIEs	7%	9%	3%
Effect of withholding taxes (2)	(12%)	109%	19%
Changes in valuation allowance for deferred tax assets	(71%)	27%	31%
Research and development super-deduction	12%	(9%)	(19%)
Others	(1%)	(13%)	(14%)

	(29%)	131%	44%

Note (1): The reversal of income tax for preferential income tax rates that Changyou’s subsidiaries and VIEs were entitled to as KNSEs or Software Enterprises for 2019, 2020 and 2021 was included in the “Effect of tax holidays applicable to subsidiaries and consolidated VIEs” in the above table.
Note (2): The
revised policy was adopted to facilitate the distribution of a special cash dividend in the aggregate amount of approximately $500.0 million that was declared by Changyou’s board of directors (the “Changyou Board”) on April 5, 2018. The change for 2020 was mainly due to additional income withholding tax of $88 million that was recognized in the second quarter of 2020 due to a revised policy with respect to Changyou’s PRC subsidiaries regarding their distribution of cash dividends.

Deferred tax assets and liabilities
Significant components of the Group’s deferred tax assets and liabilities consist of the following (in thousands):

	As of December 31,
	2020	2021

Deferred tax assets:
Net operating loss from operations	$325,797	$291,380
Accrued bonus and commissions	10,613	9,101
Intangible assets transfer	690	485
Others	8,692	7,489

Total deferred tax assets	345,792	308,455
Less: Valuation allowance	(326,755)	(289,097)

Net deferred tax assets	$19,037	$19,358

Deferred tax liabilities
Withholding tax for dividend	$(206,594)	$(237,116)
Others	(10,999)	(12,049)

Total deferred tax liabilities	$(217,593)	$(249,165)

Movement of the valuation allowances
The following table sets forth the movement of the valuation allowances for deferred tax assets for the years presented (in thousands):

	For the Year Ended December 31,
	2019	2020	2021

Beginning balance	$250,524	283,711	326,755
Provision for the year	44,634	36,363	45,787
Reversal for the year	(7,311)	(12,637)	(91,019)
Foreign currency translation adjustment	(4,136)	19,318	7,574

Ending balance	$283,711	326,755	289,097

Uncertain tax positions

	As of December 31,
	2019	2020	2021

Beginning balance	$174,363	$181,640	$188,760
Increases/(decreases) related to prior year tax positions	7,277	7,120	5,158
Increases related to current year tax positions	0	0	0

Ending balance	$181,640	$188,760	$193,918